Note 5 - Leases - Future Minimum Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2024	$ 56,460
2025	55,997
2026	45,963
2027	32,554
2028	24,096
Thereafter	63,541
Total future minimum lease payments	278,611
Less imputed interest	(43,790)
Total	$ 234,821